Loss from operations	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss from operations

4       Loss from operations

	Note	2024 £’000	2023 £’000	2022 £’000
Loss from operations is stated after charging/(crediting):
Depreciation of property, plant and equipment
- Research and development costs	9	110	135	162
- Administrative costs	9	7	8	12
Depreciation of right of use asset
- Research and development costs	9	99	113	151
- Administrative costs	9	36	24	15
Amortisation of intangible assets – software
- Research and development costs	11	1	3	3
- Administrative costs	11	1	–	–
Impairment of financial asset(1)	13	–	79	207
Provision against future loss on loan agreement	18	–	–	207
Fees payable to the Company’s auditor for the audit of the parent Company financial statements		90	127	106
Fees payable to the Company’s auditor for the audits of the subsidiary financial statements		60	58	44
Fees payable to the Company’s auditor for:
- Audit related services		–	131	70
Fees payable to the Company’s previous auditor for:
- Audit		21	–	–
- Audit related services		110	32	67
Foreign exchange (gain)/loss		(93)	164	9
Loss on disposal of property, plant and equipment		4	2	14
Equity settled share-based payment – employee schemes		283	28	123